Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of due from related parties	Amount due from (to) as of June 30, 2023 are summarized as follows:
	Ultimate	Senior	Other group
	partner	partner	companies	Total
Long-term investment	€-	€-	€2,550	€2,550
Short-term investment	-	-	20,830	20,830
Trade receivables	-	-	56,455	56,455
Total	€-	€-	€79,835	€79,835
Amount due from (to) as of December 31, 2022 are summarized as follows:
	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€21,693	€21,693
Long-term investment	-	-	2,550	2,550
Trade receivable	264	-	115,757	116,021
Total	€264	€-	€140,000	€140,264

Schedule of due to related parties	Due to related parties:
	Ultimate	Senior	Other group
	partner	partner	companies	Total
Long-term loan	€-	€(3,420,000)	€-	€(3,420,000)
Short-term loan	-	(380,262)	-	(380,262)
Credits pending collection	-	(1,123)	-	(1,123)
Total	€-	€(3,801,385)	€-	€(3,801,385)
	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€(85)	€(85)
Trade payable to related party	-	(237,200)	-	(237,200)
Total	€-	€(237,200)	€(85)	€(237,285)

Schedule of Transactions with Related Parties	Transactions with related parties during the six months ended June 30, 2023 and 2022 were summarized as follows:
	Senior	Other group
	partner	companies	Total
Sales	€-	€184,362	€184,362
Services received	508,590	-	508,590
	€508,590	€184,362	€692,952
	Senior	Other group
	partner	companies	Total
Sales	€-	€544,786	€544,786
Services received	142,433	-	142,433
Purchases	-	30,696	30,696
	€142,433	€575,482	€717,915